Debt - Schedule of Short-Term Debt and Current Portion of Long-Term Debt (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Unsecured debt		$ 5,072	$ 5,103
Finance lease obligations		77	65
Other notes		55	22
Short-term debt and current portion of long-term debt	$ 4,765	$ 5,204	$ 5,190
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Short-term debt and current portion of long-term debt	Short-term debt and current portion of long-term debt